Condensed Statements of Changes in Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock Class A	Common Stock Class B	Accumulated Deficit	Additional Paid-in Capital	Total
Balance at Dec. 31, 2021	$ 89	$ 876	$ (5,979,383)		$ (5,978,418)
Balance (in Shares) at Dec. 31, 2021	890,000	8,763,333
Forfeiture of Founder Shares		$ (15)		$ 15
Forfeiture of Founder Shares (in Shares)		(148,192)
Sale of private placement units in over-allotment	$ 9			860,801	860,810
Sale of private placement units in over-allotment (in Shares)	86,081
Sale of Public Units in over-allotment, net of offering costs				454,360	454,360
Accretion of common stock subject to possible redemption			(3,638,157)	(1,315,176)	(4,953,333)
Net income (loss)			1,115,764		1,115,764
Balance at Dec. 31, 2022	$ 98	$ 861	(8,501,776)		(8,500,817)
Balance (in Shares) at Dec. 31, 2022	976,081	8,615,141
Accretion of common stock subject to possible redemption			(2,048,355)		(2,048,355)
Net income (loss)			1,267,859		1,267,859
Balance at Mar. 31, 2023	$ 98	$ 861	(9,282,272)		(9,281,313)
Balance (in Shares) at Mar. 31, 2023	976,081	8,615,141
Balance at Dec. 31, 2022	$ 98	$ 861	(8,501,776)		(8,500,817)
Balance (in Shares) at Dec. 31, 2022	976,081	8,615,141
Net income (loss)					2,995,434
Balance at Jun. 30, 2023	$ 98	$ 861	(9,926,818)		(9,925,859)
Balance (in Shares) at Jun. 30, 2023	976,081	8,615,141
Balance at Dec. 31, 2022	$ 98	$ 861	(8,501,776)		(8,500,817)
Balance (in Shares) at Dec. 31, 2022	976,081	8,615,141
Excise tax on stock redemption			(967,916)		(967,916)
Conversion of Class B common stock to Class A common stock	$ 861	$ (861)
Conversion of Class B common stock to Class A common stock (in Shares)	8,615,141	(8,615,141)
Contribution for non-redemption agreements			708,400		708,400
Waiver of Deferred Underwriter’s Fee				8,704,270	8,704,270
Accretion of common stock subject to possible redemption			(6,979,217)	(1,720,054)	(8,699,271)
Net income (loss)			4,443,634		4,443,634
Balance at Dec. 31, 2023	$ 959		(11,296,875)	6,984,216	(4,311,700)
Balance (in Shares) at Dec. 31, 2023	9,591,222
Balance at Mar. 31, 2023	$ 98	$ 861	(9,282,272)		(9,281,313)
Balance (in Shares) at Mar. 31, 2023	976,081	8,615,141
Accretion of common stock subject to possible redemption			(2,372,121)		(2,372,121)
Net income (loss)			1,727,575		1,727,575
Balance at Jun. 30, 2023	$ 98	$ 861	(9,926,818)		(9,925,859)
Balance (in Shares) at Jun. 30, 2023	976,081	8,615,141
Balance at Dec. 31, 2023	$ 959		(11,296,875)	6,984,216	(4,311,700)
Balance (in Shares) at Dec. 31, 2023	9,591,222
Excise tax on stock redemption			(1,154,897)		(1,154,897)
Accretion of common stock subject to possible redemption				(792,603)	(792,603)
Contribution from the Sponsor				838,825	838,825
Discount on note payable related to subscription shares				276,625	276,625
Net income (loss)			(824,042)		(824,042)
Balance at Mar. 31, 2024	$ 959		(13,275,814)	7,307,063	(5,967,792)
Balance (in Shares) at Mar. 31, 2024	9,591,222
Balance at Dec. 31, 2023	$ 959		(11,296,875)	6,984,216	(4,311,700)
Balance (in Shares) at Dec. 31, 2023	9,591,222
Net income (loss)					(1,047,849)
Balance at Jun. 30, 2024	$ 959		(13,499,621)	7,011,457	(6,487,205)
Balance (in Shares) at Jun. 30, 2024	9,591,222
Balance at Mar. 31, 2024	$ 959		(13,275,814)	7,307,063	(5,967,792)
Balance (in Shares) at Mar. 31, 2024	9,591,222
Accretion of common stock subject to possible redemption				(453,677)	(453,677)
Discount on note payable related to subscription shares				158,071	158,071
Net income (loss)			(223,807)		(223,807)
Balance at Jun. 30, 2024	$ 959		$ (13,499,621)	$ 7,011,457	$ (6,487,205)
Balance (in Shares) at Jun. 30, 2024	9,591,222